INTANGIBLE ASSETS (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 380,809	$ 329,232	$ 156,196
Less: Accumulated amortization	(50,617)	(42,803)	(18,639)
Intangible assets, net	330,192	286,429	137,557
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 380,809	$ 329,232	$ 156,196